Share capital - Issued Share Capital Narrative (Details)				6 Months Ended
	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 23, 2022 USD ($)	Jun. 17, 2022 SFr / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Jul. 04, 2022 $ / shares	Jul. 04, 2022 SFr / shares	Jun. 30, 2022 CHF (SFr) SFr / shares shares	Jun. 27, 2022 shares	Jun. 23, 2022 SFr / shares	May 06, 2022 SFr / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CHF (SFr) shares	Dec. 31, 2020 USD ($)
Disclosure of classes of share capital [line items]
Equity | $	$ 141,826,000			$ 141,826,000	$ 140,402,000							$ 115,999,000		$ 32,238,000
Par value per share (in CHF/USD per share) | (per share)	$ 0.05			$ 0.05		$ 0.05	SFr 0.05	SFr 0.05			SFr 0.05
Transaction costs due to capital increase | $				$ 4,496,000	13,039,000
Forbion Growth Opportunities Fund II [Member]
Disclosure of classes of share capital [line items]
Par value per share (in CHF/USD per share) | SFr / shares								SFr 0.05
Number Of Shares Issued	3,478,260			3,478,260				3,478,260
Share price (in USD per share) | $ / shares	$ 5.75			$ 5.75
Underwriting Agreement [Member]
Disclosure of classes of share capital [line items]
Par value per share (in CHF/USD per share) | SFr / shares										SFr 0.05
Increase Decrease In Number Of Ordinary Shares Issued			752,688
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	46,037,642			46,037,642				46,037,642				35,973,339	35,973,339
Number Of Shares Issued	4,110,129			4,110,129				4,110,129			3,053,008
Ordinary shares | Forbion Growth Opportunities Fund II [Member]
Disclosure of classes of share capital [line items]
Proceeds from issuing shares | $	$ 20,000,000
Number Of Shares Issued	3,478,260			3,478,260				3,478,260
Ordinary shares | Underwriting Agreement [Member]
Disclosure of classes of share capital [line items]
Par value per share (in CHF/USD per share) | SFr / shares			SFr 0.05
Proceeds from issuing shares | $		$ 34,000,000
Number Of Shares Issued			5,715,000
Share capital
Disclosure of classes of share capital [line items]
Equity	$ 2,661,000			$ 2,661,000				SFr 2,534,589.5				$ 1,935,000	SFr 1,831,785.65
Authorized Capital [Member] | Ordinary shares | Forbion Growth Opportunities Fund II [Member] | Private Placement [Member]
Disclosure of classes of share capital [line items]
Number Of Shares Issued	425,252			425,252				425,252
Treasury shares [member]
Disclosure of classes of share capital [line items]
Equity | $	$ (581,000)			$ (581,000)	$ (39,000)							$ (35,000)		$ (39,000)
Number of shares outstanding (in shares)	4,654,148			4,654,148				4,654,148				662,374	662,374
Number Of Shares Issued	162,707			162,707				162,707
Number of other equity instruments settled (in shares)				44,352	0
Treasury shares [member] | Ordinary shares | Forbion Growth Opportunities Fund II [Member] | Private Placement [Member]
Disclosure of classes of share capital [line items]
Number Of Shares Issued									3,053,008